CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net Income	$ 274	$ 424	$ 295
Adjustments to reconcile net income to cash provided by operating activities-
Goodwill impairment charge	11	0
Depreciation and amortization of other intangibles	224	212	203
Deferred income taxes	(10)	(80)	(2)
Stock-based compensation	14	14	15
Loss on sale of assets	5	4	4
Changes in components of working capital-
Increase in receivables	(81)	(325)	(203)
Increase in inventories	(96)	(57)	(36)
(Increase) decrease in prepayments and other current assets	(39)	(8)	37
Increase in payables	129	114	90
Increase (decrease) in accrued taxes	4	2	(1)
(Decrease) increase in accrued interest	(2)	12	1
Increase (decrease) in other current liabilities	68	26	(10)
Change in long-term assets	(22)	6	3
Change in long-term liabilities	34	33	8
Other	4	(3)	11
Net cash provided by operating activities	517	374	415
Investing Activities
Proceeds from sale of assets	8	6	4
Proceeds from sale of equity interest	9
Cash payments for plant, property, and equipment	(394)	(325)	(286)
Cash payments for software related intangible assets	(25)	(20)	(23)
Proceeds from deferred purchase price of factored receivables	112	110	113
Other	(10)
Net cash used by investing activities	(300)	(229)	(192)
Financing Activities
Cash dividends	(53)
Retirement of long-term debt	(19)	(531)	(37)
Issuance of long-term debt	137	509	1
Debt issuance costs of long-term debt	(8)	(9)	(1)
Purchase of common stock under the share repurchase program	(169)	(225)	(213)
(Repurchase) issuance of common stock	(1)	13	1
(Decrease) increase in bank overdrafts	(7)	10	(22)
Net (decrease) increase in revolver borrowings and short-term debt excluding current maturities of long-term debt and short-term borrowings secured by accounts receivable	(67)	202	102
Net increase in short-term borrowings secured by accounts receivable			30
Distribution to noncontrolling interest partners	(64)	(55)	(44)
Net cash (used) provided by financing activities	(251)	(86)	(183)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	3	2	(37)
(Decrease) increase in cash, cash equivalents and restricted cash	(31)	61	3
Cash, cash equivalents and restricted cash, January 1	349	288	285
Cash, cash equivalents and restricted cash, December 31	318	349	288
Supplemental Cash Flow Information
Cash paid during the year for interest	78	76	68
Cash paid during the year for income taxes (net of refunds)	95	113	105
Non-cash Investing and Financing Activities
Period end balance of trade payables for plant, property, and equipment	59	68	50
Deferred purchase price of receivables factored in period	$ 114	$ 109	$ 113